As filed with the Securities and Exchange Commission on May 3, 2016

File No. 333-______

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.__	[ ]

Post-Effective Amendment No. __	[ ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

It is proposed that this Registration Statement will become effective on June 2, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered:

Class D shares of beneficial interest, without par value, of the NVIT Emerging Markets Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST

1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920

NVIT DEVELOPING MARKETS FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about [August 8, 2016], the NVIT Developing Markets Fund, a series of Nationwide Variable Insurance Trust (the “Trust”), will be reorganized with and into the NVIT Emerging Markets Fund, also a series of the Trust (the “Reorganization”).  The Prospectus/Information Statement discusses the Reorganization and provides you with additional information about the NVIT Emerging Markets Fund.  The Board of Trustees of the Trust approved the Reorganization and concluded that the Reorganization is in the best interests of the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund.

Please review the information in the Prospectus/Information Statement for your reference.  You do not need to take any action with regard to your account.  On or about [August 8, 2016], your Class II shares of the NVIT Developing Markets Fund will be exchanged automatically at their net asset value for Class D shares of the NVIT Emerging Markets Fund.

If you have any questions, please call the Trust at (800) 848-0920 (toll-free).

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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transaction	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	3
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	5
Who manages the Funds?	5
What are the fees and expenses of each Fund and what might they be after the Transaction?	7
How do the performance records of the Funds compare?	8
Where can I find more financial information about the Funds?	9
What are other key features of the Funds?	9
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	10
Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?	10
Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	10
How do the fundamental investment restrictions of the Target Fund differ from the AcquiringFund?	11
What are the principal risk factors associated with investments in the Funds?	11
REASONS FOR THE TRANSACTION	12
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	13
How will the Transaction be carried out?	13
Who will pay the expenses of the Transaction?	14
What are the tax consequences of the Transaction?	14
What should I know about shares of the Target Fund and the Acquiring Fund?	16
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	16
MORE INFORMATION ABOUT THE FUNDS	17

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	19

ii

NATIONWIDE VARIABLE INSURANCE TRUST

1000 Continental Drive, Suite 400
King of Prussia, PA 19406
800-848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated _____________, 2016

Acquisition of the Assets of:
NVIT DEVELOPING MARKETS FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:
NVIT EMERGING MARKETS FUND (a series of Nationwide Variable Insurance Trust)

This Prospectus/Information Statement is being furnished to shareholders of the NVIT Developing Markets Fund (the “Target Fund”), a series of Nationwide Variable Insurance Trust (the “Trust”), pursuant to a Plan of Reorganization (the “Plan”) whereby all of the assets of the Target Fund will be acquired by the NVIT Emerging Markets Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for newly created Class D shares of the Acquiring Fund (the “Transaction”).  According to the Plan, the Target Fund will then be liquidated and dissolved.  The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transaction.  Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Transaction.  Pursuant to the Plan, holders of Class II shares of the Target Fund (which are the Target Fund’s only outstanding class of shares) will receive, in exchange for their shares, the equivalent aggregate net asset value of Class D shares of the Acquiring Fund.

The investment objectives and strategies of the Funds are substantially similar.  The Target Fund seeks long-term capital appreciation.  The Acquiring Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging markets countries.  As of February 1, 2016, the principal investment strategies of the Target Fund and the Acquiring Fund are identical in that each Fund normally invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries.  For many years, both Funds have operated substantially the same, managed by the same portfolio managers and maintaining substantially the same portfolio holdings, but have been offered through different distribution channels.  The Fund’s investment adviser has determined that it is no longer necessary to maintain two separate but substantially similar funds for use within different distribution channels, particularly as the Target Fund has experienced, within the last three years, significant redemptions and little new subscriptions.  Each Fund is a diversified series of the Trust.  Nationwide Fund Advisors (“NFA” or the “Adviser”) is each Fund’s primary investment adviser, and Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life Investments”) each subadvise a portion of each Fund.

This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated [______________, 2016] (the “Statement of Additional Information”) relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated April 29, 2016 (1933 Act File No. 002-73024) (the “Acquiring Fund Prospectus”), is incorporated herein by reference, and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund. The prospectus of the Target Fund, dated April 29, 2016 (1933 Act File No. 002-73024) and as amended to date, provides additional information about the Target Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund or Target Fund Prospectus, and the Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended December 31, 2015 (the “Annual Report”) by calling (800) 848-0920, or by writing to the Trust at: 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Fund and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

This Prospectus/Information Statement is also being furnished by certain insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) to owners of variable annuity contracts and variable insurance policies (collectively, “Variable Contracts”) having contract values allocated to a subaccount of a Participating Insurance Company separate account invested in shares of the Target Fund.  All owners (“Contract Owners”) of Variable Contracts who, as of May 10, 2016, had selected the Target Fund as an underlying investment option within their Variable Contract will receive this Prospectus/Information Statement.

For purposes of this Prospectus/Information Statement, the terms “you,” “your,” and “shareholder” refer to both Contract Owners who invest in the Target Fund through their Variable Contracts as well as the Participating Insurance Companies.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This is only a summary of certain information contained in this Prospectus/Information Statement.  You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Prospectus included with this Prospectus/Information Statement.

The Transaction

At a meeting held on March 9, 2016, the Board, on behalf of the Target Fund and Acquiring Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, and approved the Plan.

The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property and assets of the Target Fund in exchange solely for Class D shares of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to shareholders of the Target Fund holding Class II shares of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund, all upon and subject to the terms and conditions of the Plan.  The Board approved the Plan unanimously.

At the closing of the Transaction, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Transaction will result in your shares of the Target Fund being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Target Fund.  In particular, Class II shares of the Target Fund will be redeemed in exchange for Class D shares of the Acquiring Fund.  This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around [August 8, 2016].  To the extent that the liabilities of the Target Fund are not discharged on or prior to the last business day prior to the Closing Date, the Acquiring Fund will assume the liabilities of the Target Fund.

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Target Fund and Acquiring Fund.  The Board has also concluded that the interests of the existing shareholders of both the Target Fund and the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?

Investment Objectives.  The Target Fund seeks long-term capital appreciation.  The Acquiring Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.  The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  The principal strategies of the Target Fund and the Acquiring Fund are identical in that each Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries.  Both Funds consider a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange, or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging markets.  Both Funds consider emerging market countries to be those that are included in the MSCI Emerging Markets Index, the FTSE Emerging Index or the JPMorgan Emerging Market Bond Index.  Emerging market countries typically are developing and low- or middle-income countries that may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.  Each Fund typically maintains investments in at least six countries at all times, and both Funds may invest in companies of any size, including smaller companies.

Each Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage.  NFA has selected Lazard and Standard Life Investments to subadvise different portions of each Fund because they approach investing in emerging market securities in a different manner from each other.  Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry, and each Fund may engage in active and frequent trading of portfolio securities.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?

As with most investments, investments in the Funds involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Funds, nor is there any assurance that the Funds will achieve their investment objectives.  The principal risks associated with an investment in the Target Fund are identical to the principal risks associated with an investment in the Acquiring Fund.

Equity securities risk.  Stock markets are volatile.  The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Selection risk is the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk.  Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in policies.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk. Smaller companies are usually less stable in price and less liquid than are larger, more established companies.  Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.  Therefore, they generally involve more risk.

Liquidity risk. When there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Growth style risk. Growth stocks are those issued by companies whose earnings the subadviser expects to grow consistently faster than those of other companies.  Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk. Value stocks are those that the subadviser believes to be trading at prices that do not reflect the issuing company’s intrinsic value.  Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks.

Multi-manager risk. While NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser.  It is possible that the security selection process of one subadviser will not complement that of the other subadviser.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Country risk. If the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Portfolio turnover risk.  A higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to the Transaction.  For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situations. For further information about the federal tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds and will continue to manage the Acquiring Fund after the reorganization.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.  As of December 31, 2015, NFA managed in the aggregate approximately $58.4 billion in assets. NFA is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

Subject to the supervision of NFA and the Board, one or more subadvisers will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

On February 1, 2016, Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life Investments”) each began to subadvise a portion of each Fund.  Lazard is located at 30 Rockefeller Plaza, New York, NY 10112.  Lazard is registered with the Securities and Exchange Commission as an investment adviser under the Advisers Act and is organized as a Delaware limited liability partnership.  As of December

31, 2015, Lazard had approximately $167.8 billion in assets under management. Standard Life Investments is located at 1 George Street, Edinburgh, United Kingdom EH2 2LL. Standard Life Investments is registered with the Securities and Exchange Commission as an investment adviser under the Advisers Act and is organized as a United Kingdom corporation. As of December 31, 2015, Standard Life Investments had approximately $373.2 billion in assets under management.

Prior to February 1, 2016, The Boston Company Asset Management, LLC was the subadviser for each Fund.  Lazard and Standard Life Investments will continue to subadvise the Acquiring Fund after the reorganization.

Lazard Asset Management LLC

The following individuals are responsible for the management of the portions of the Funds managed by Lazard:

Stephen Russell, CFA, is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Asia. Mr. Russell started working in the investment field in 1997. Prior to joining Lazard in 2011, Mr. Russell was a Portfolio Manager for Deutsche Asset Management’s Emerging Markets and Latin America Equity institutional and retail strategies. Before joining Deutsche Asset Management in 2001, Mr. Russell was an Analyst at Soros Fund Management’s Quantum Emerging Market Growth Fund and at Robert Fleming Inc.’s Latin America Research Group. Mr. Russell has a BS in Foreign Service and International Economics from Georgetown University.

Thomas Boyle is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Latin America.  He started working in the investment field in 1997.  Prior to joining Lazard in 2010, Mr. Boyle spent 11 years with Deutsche Asset Management providing expertise in the areas of bottom-up research, portfolio construction and client service for their Emerging Markets and Latin America Equity institutional and retail strategies.  Mr. Boyle has a Masters in Finance from Brandeis University and a BA from the University of Massachusetts at Amherst.

Paul Rogers, CFA, is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Latin America. Mr. Rogers began his career at Chemical Bank in 1985. Prior to joining Lazard in 2011, Mr. Rogers served as the Managing Director of Emerging Markets Research at Fidelity Management & Research Company. Before that, Mr. Rogers spent 14 years at Deutsche Asset Management where he was at first an Analyst and later a Portfolio Manager on the Scudder Latin America Fund, the Brazil Fund, the Scudder Latin America UK Trust, the Argentina Fund and a number of institutional accounts. Mr. Rogers has an MBA in Finance from New York University and a BA in Political Science from the University of Vermont.

Standard Life Investments (Corporate Funds) Limited

The following individual is responsible for the management of the portions of the Funds managed by Standard Life Investments:

Alistair Way, Head of Asia and GEM Equities, joined Standard Life Investments in 2007.  Mr. Way is responsible for the management of the Asia & GEM Equity Team and Asia and GEM investment performance. Prior to joining Standard Life Investments, Mr. Way worked at Ballie Gifford where he held various fund management roles. Mr. Way has 22 years of industry experience, eight of which have been at Standard Life Investments.  He holds a BA in Economics from Cambridge University, as well as the IIMR certificate.

The SAI for the Target Fund and Acquiring Fund, dated April 29, 2016, and as supplemented, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of shares of the Acquiring Fund after the Transaction.  The operating expenses shown for the Target Fund and Acquiring Fund are based on expenses incurred during the Funds’ most recent fiscal year ended December 31, 2015.  In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLE FOR THE FUNDS*

	Actual		Pro forma
	Target Fund Class II	Acquiring Fund Class D	Acquiring Fund Class D After Transaction with Target Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.54%	0.41%	0.36%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.77%	1.64%	1.59%
Fee Waiver/Expense Reimbursement	(0.11)%1,2	(0.05)%1	(0.05)%1
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.66%	1.59%	1.54%
*	Expense ratios reflect annual fund operating expenses for the fiscal year ended December 31, 2015. Pro forma expenses therefore are estimated as if the Transaction had occurred on January 1, 2015.
1
The Trust and the Adviser have entered into a written contract waiving 0.05% of the management fee to which the Adviser would be entitled until at least April 30, 2018.  The written contract may be changed or eliminated only with the consent of the Board of Trustees.

2
The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 1.20% for Class II shares of the Target Fund, excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses, until at least April 30, 2018.  The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction.  The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitation or waivers through April 30, 2018.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II shares	$169	$535	$938	$2,065
Acquiring Fund – Class D shares	162	507	882	1,935
Pro forma Acquiring Fund – Class D shares (after the Transaction with Target Fund)	157	492	856	1,881

These are just examples.  They do not represent past or future expenses or returns.  Each Fund pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

The following bar chart and table provide some indication of the risks of investing in the Funds. The bar chart shows the volatility or variability of the Funds’ annual total returns over time and shows that each Fund’s performance can change from year to year. The table shows the Funds’ average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Funds will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Because Lazard and Standard Life Investments became the subadvisers to each Fund on February 1, 2016, the performance of each Fund prior to that date is attributable to each Fund’s previous subadviser.

ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)
Target Fund - Class II

34.6%	43.5%	-57.9%	62.2%	16.1%	-22.4%	16.8%	0.03%	-5.85%	-16.32%
2006	2007	2008	2009	2010	2011	2012	2013	2014	2015

Highest Quarter:			29.15%	2nd Qtr	2009
Lowest Quarter:			-31.12%	3rd Qtr	2008

Year-to-Date Total Return as of March 31, 2016			3.32%

Acquiring Fund - D1

36.23%	45.12%	-58.01%	63.01%	15.83%	-22.68%	16.91%	0.35%	-5.81%	-16.30%
2006	2007	2008	2009	2010	2011	2012	2013	2014	2015

Highest Quarter:			29.67%	2nd Qtr	2009
Lowest Quarter:			-31.15%	4th Qtr 2008

Year-to-Date Total Return as of March 31, 2016	3.18%

1
Class D shares of the Acquiring Fund have not commenced operations as of the date of the Prospectus/Information Statement, and will commence operations upon the completion of the Transaction.  Pre-inception historical performance for Class D shares of the Acquiring Fund is based on the previous performance of Class II shares of the Acquiring Fund. Performance for Class D shares of the Acquiring Fund has been adjusted to reflect that share class’s higher expenses than those of Class II shares of the Acquiring Fund.

Average Annual Total Returns as of December 31, 2015:

	1 Year	5 Years	10 Years
Target Fund – Class II	-16.32%	-6.51%	0.91%

Acquiring Fund – Class D	-16.30%	-6.49%	1.15%

Performance Benchmark For Target Fund and Acquiring Fund
MSCI Emerging Markets Index	-5.68%	2.55%	1.96%

Where can I find more financial information about the Funds?

The Target Fund’s and Acquiring Fund’s Annual Report contains a discussion of each Fund’s performance during their fiscal years ending December 31, 2015 and show per share information for each of the previous five fiscal years.  Each Fund’s Annual Report for the fiscal year ended December 31, 2015 is available upon request (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund and each Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Target Fund and Acquiring Fund	0.95% on assets up to $500 million; 0.90% on assets of $500 million and more but less than $2 billion; 0.85% for assets of $2 billion and more

NFA pays a subadvisory fee to each subadviser based on the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of shares of each Fund.  The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plan.  The Trust has adopted a distribution plan under Rule 12b-1 (the “Distribution Plan”) of the Investment Company Act of 1940 (the “1940 Act”), which permits the Funds to compensate NFD for expenses associated with distributing and selling Class II shares of the Target Fund and Class D shares of the Acquiring Fund.  Under the Distribution Plan, the Funds pay the Distributor from Class II shares of the Target Fund and Class D shares of the

Acquiring Fund, as applicable, a fee that is accrued daily and paid monthly.  The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of Class II shares of the Target Fund and Class D shares of the Acquiring Fund.  The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.  Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes. Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend quarterly.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributions are automatically reinvested in shares of the applicable Fund.  Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND
PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Prospectus, which is included with this Prospectus/Information Statement.

Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?

The Target Fund seeks long-term capital appreciation, whereas the Acquiring Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging markets countries.  The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?

The principal strategies of the Target Fund and the Acquiring Fund are identical in that each Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries.  Both Funds consider a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange, or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging markets.  Both Funds consider emerging market countries to be those that are included in the MSCI Emerging Markets Index, the FTSE Emerging Index or the JPMorgan Emerging Market Bond Index.  Emerging market countries typically are developing and low- or middle-income countries that may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.  Each Fund typically maintains investments in at least six countries at all times, and both Funds may invest in companies of any size, including smaller companies.

Each Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the portion of each Fund they manage.  NFA has selected Lazard and Standard Life Investments to subadvise separate portions of each Fund because they approach investing in emerging market securities in a different manner from each other.  Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry, and each Fund may engage in active and frequent trading of portfolio securities. In allocating assets to the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?

The fundamental investment restrictions of the Funds are identical.  Neither Fund may change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated April 29, 2016 (1933 Act File No. 002-73024), which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. Loss of money is a risk of investing in the Funds.

Investments in the Funds are subject to the following principal risks:

Equity securities risk.  Stock markets are volatile.  The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Selection risk is the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk.  Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in policies.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk. Smaller companies are usually less stable in price and less liquid than are larger, more established companies.  Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.  Therefore, they generally involve more risk.

Liquidity risk. When there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Growth style risk. Growth stocks are those issued by companies whose earnings the subadviser expects to grow consistently faster than those of other companies.  Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk. Value stocks are those that the subadviser believes to be trading at prices that do not reflect the issuing company’s intrinsic value.  Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks.

Multi-manager risk. While NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser.  It is possible that the security selection process of one subadviser will not complement that of the other subadviser.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Country risk. If the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Portfolio turnover risk.  A higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

REASONS FOR THE TRANSACTION

NFA discussed the proposed reorganization of the Target Fund into the Acquiring Fund with the Funds’ Board at its March 9, 2016 meeting.  NFA noted that the Target Fund had suffered significant asset losses in recent years and that the Transaction offers Target Fund shareholders the opportunity to participate in a larger combined Fund with a similar investment objective and substantially identical investment policies and strategies to those of the Target Fund. Further, NFA informed the Board that NFA believes it is no longer necessary to maintain two Funds that are substantially the same as each other solely for the purpose of satisfying different distribution channel requirements. NFA informed the Board that the proposed reorganization would benefit NFA by reducing product duplication, thereby producing operational efficiencies and cost savings for NFA. In addition, NFA informed the Board that the Transaction would provide Target Fund shareholders with immediate savings due to reduced operating expenses following the Transaction. NFA informed the Board that the Acquiring Fund may, as a result of its increased size following the Transaction , be able to operate more efficiently with the potential for lower expenses as the result of fixed expenses being spread over the combined Fund’s larger asset base.

The Board, including the Independent Trustees, considered the following matters, among others, in unanimously approving the Transaction:

1.	The similarities of the Acquiring Fund’s and Target Fund’s investment objectives, principal investment strategies, policies, restrictions and principal risks;
2.	The absolute and relative investment performance of the Funds as of December 31, 2015;

3.	The potential for asset growth over time resulting from a larger combined fund;
4.	That, after the Transaction, Class D shares of the combined Fund will have a lower expense ratio (on a gross and net basis) than Class II shares of the Target Fund;
5.	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
6.
That the Target Fund and the Acquiring Fund have the same investment adviser and subadvisers and are managed by the same portfolio management teams and that the combined Fund will continue to be managed by such portfolio management teams  after the Transaction;

7.	The agreement by NFA to bear the costs (excluding brokerage costs, if any) related to the Transaction, including the costs associated with the delivery of this Prospectus/Information Statement; and
8.	Shares of the Target Fund will be exchanged for shares of the Acquiring Fund on the basis of their respective net asset values, and therefore no dilution of shareholder interest will occur.

NFA advised the Board that the shareholders of the Acquiring Fund may also benefit from the Transaction as a result of the increase in size of the combined Fund and the potential for related operational efficiencies and cost savings.  Based on its review of these factors and the other information presented to it, and on the basis of NFA’s recommendations, the Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of the Funds, determined that the Transaction would be in the best interests of each Fund and that the interests of the shareholders of each Fund will not be diluted as a result of effecting the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?

The Transaction will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, the Target Fund will deliver to the Acquiring Fund all of its assets.  In exchange, the Trust, on behalf of the Target Fund, will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders.  The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the last business day before the Valuation Date.  The Target Fund will accept requests for purchases and redemptions only if received in proper form before that time.  Requests received after that time will be considered requests to purchase or redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Board may also agree to terminate and abandon the Transaction at any time or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Transaction (approximately $160,000, excluding brokerage costs, if any) will be paid by NFA.  Brokerage costs, if any, following the reorganization will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund, including former shareholders of the Target Fund that receive Acquiring Fund shares.

What are the tax consequences of the Transaction?

           The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or upon the distribution of those Acquiring Fund shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received. However, in light of the tax-favored status of the shareholders of the Acquiring Fund and the Target Fund, which are the Participating Insurance Companies and their separate accounts, failure of the Transaction to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The following discussion assumes the Transaction qualifies as a tax-free reorganization for federal income tax purposes.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the Closing Date.

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Transaction.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  At December 31, 2015, the Target Fund and Acquiring Fund had aggregate capital loss carryovers of $49.2 million and $29.3 million, respectively.

Capital losses of the Funds arising in the taxable year ending December 31, 2012 or thereafter may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years generally may be carried forward only to each of the eight (8) taxable years succeeding the loss year.1 A Fund’s capital loss carryforwards are subject to an annual limitation if that Fund undergoes a more than 50% change in ownership.  The Transaction will result in a more than 50% “change in ownership” of the Target Fund.  Accordingly, the capital loss carryovers of the Target Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation.  In addition, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  The Transaction also may result in an earlier expiration of the Target Fund’s capital loss carryovers because the Transaction may cause the Target Fund’s tax year to close early in the year of the Transaction.  The capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the closing date may also be limited.

This annual limitation on the use of the Target Fund’s aggregate capital loss carryovers likely will result in a substantial delay in the ability of the combined Fund to utilize such carryovers, depending on the circumstances at the time of the closing of the Transaction.  This delay might be viewed as reducing the available tax benefits for the shareholders of the Target Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains. In addition, the aggregate capital loss carryovers of the Acquiring Fund, if any, resulting from the realization of its unrealized depreciation in value of investments, will be available to the shareholders of the combined Fund after the Transaction.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-closing, of the Funds’ capital loss carryovers following the Transaction are as follows:

	Target Fund As of 12/31/2015 ($000,000s)	Acquiring Fund As of 12/31/2015 ($000,000s)
Capital Loss Carryovers1	$38.4* (expires in 2017) $10.8 (no expiration)	$14.2 (expires in 2017) $15.1 (no expiration)
Net Unrealized Appreciation (Depreciation) on a Tax Basis	$(6.0)	$(14.2)
Net Assets	$45.7	$106.2
Approximate Annual Limitation for Capital Losses**	$1.2	n/a

1 The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its December 22, 2010 enactment date.  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.  Of the Target Fund’s aggregate capital loss carryovers of $49.2 million at December 31, 2015, approximately $38.4 million were generated in pre-enactment taxable years and not yet utilized.
* Based on current information, the Target Fund does not anticipate realizing any benefit from the capital loss carryforwards listed as expiring in 2017 because (1) the Target Fund has net unrealized depreciation in value of investments, (2) the Target Fund must utilize the $10.8 million of capital loss carryforwards prior to utilizing the $38.4 million of capital loss carryforwards, and (3) the Transaction will result in the earlier expiration of the capital loss carryforwards since the Transaction causes the Target Fund’s tax year to close early in the year of the Transaction.
** Based on the long-term tax-exempt rate for ownership changes during April 2016 of 2.53%.  The actual limitation will equal the aggregate net asset value of the Target Fund on the closing date multiplied by the long term tax exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in the value of investments of the Target Fund on the closing date that is recognized in a taxable year.

Net Unrealized Appreciation (Depreciation) in Value; Realized But Undistributed Income and Gains.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains eventually are distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  At December 31, 2015, the Target Fund’s unrealized depreciation in value of investments as a percentage of its net asset value was (13.3)% compared to the Acquiring Fund of (13.3)% and on a combined basis of (13.2)%.

State and Local Taxes. You should consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Target Fund and Acquiring Fund?

Upon the Closing of the Transaction, Class II shares of the Target Fund will be redeemed in exchange for Class D shares of the Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Funds.”

Full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of December 31, 2015, the separate capitalizations of the Target Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma adjustments to Capitalization1	Pro Forma Acquiring Fund after Transaction1
Net Assets (all classes)	$45,668,364	$106,183,442	—	$151,851,806
Total Shares Outstanding	9,466,726	11,660,881	(4,420,498)	16,707,109

Class I - Net Assets	—	$53,435,9992	—	$53,435,9992
Class I - Shares Outstanding	—	5,833,5212	—	5,833,5212
Class I - Net Asset Value Per Share	—	$9.162	—	$9.162

Class II - Net Assets	$45,668,3643	$52,596,042	$(45,668,364)	$52,596,042
Class II - Shares Outstanding	9,466,7263	5,810,819	(9,466,726)	5,810,819
Class II - Net Asset Value Per Share	$4.823	$9.05		$9.05

Class D - Net Assets	—	—	$45,668,364	$45,668,3643
Class D - Shares Outstanding	—	—	5,046,228	5,046,2283
Class D - Net Asset Value Per Share	—	—	—	$9.053

Class Y - Net Assets	—	$151,4012	—	$151,4012
Class Y - Shares Outstanding	—	16,5412	—	16,5412
Class Y - Net Asset Value Per Share	—	$9.152	—	$9.152
1	Reflects the conversion of the Target Fund shares for Acquiring Fund shares as a result of the Transaction.
2	Class I and Class Y shares are offered by the Acquiring Fund only and are not being exchanged in connection with the Transaction.
3
Class II shares of the Target Fund will be exchanged for Class D shares of the Acquiring Fund upon the completion of the Transaction. Class D shares of the Acquiring Fund have not commenced operations as of the date of the Prospectus/Information Statement, and will commence operations upon the completion of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Mutual Funds (“NMF”) (another trust with separate series also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly and other reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NMF utilizes for valuation of Fund assets.

Custodian.   JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  More information about the Acquiring Fund or Target Fund (1933 Act File No. 002-73024 for the Acquiring Fund and Target Fund) is incorporated herein by reference and is considered a part of this Proxy Statement/Prospectus as follows: (i) the prospectus for the Acquiring Fund dated April 29, 2016, which is incorporated by reference herein; (ii) the prospectus for the Target Fund dated April 29, 2016, which is incorporated by reference herein; (iii) the Acquiring Fund’s Statement of Additional Information dated April 29, 2016, related to the Acquiring Fund Prospectus; (iv) the Target Fund’s Statement of Additional Information dated April 29, 2016, related to the Target Fund Prospectus; (v) the Statement of Additional Information dated [__________, 2016] (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; (vi) the Acquiring Fund’s or Target Fund’s Annual Report to Shareholders for the year ended December 31, 2015, as applicable; and (vii) the Acquiring Fund’s or Target Fund’s Semiannual Report to Shareholders for the period ended June 30, 2015.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920, by writing to the Trust: 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, or visiting nationwide.com/mutualfundsnvit.

This Prospectus/Information Statement, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such

Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202) 551-8090 for hours of operation).  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO

PROSPECTUS/INFORMATION STATEMENT

Exhibit

A	Form of Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this ___ day of ____ 2016, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Emerging Markets Fund (the “Acquiring Fund”) and NVIT Developing Markets Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund – Class D (“Acquiring Fund Class D Shares”); (ii) the distribution of Acquiring Fund Class D Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and

Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of Acquiring Fund Class D Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class D Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of

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the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class D Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such other date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

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4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2015, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982 of the Code, and the Acquired Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to

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Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  The Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982 of the Code, and the Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

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(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the

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Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide, if requested by the Acquiring Fund:

(1)           A statement of the respective tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, . (the “Acquired Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief,

(3)           The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“ASC 740 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(4)           The tax books and records of the Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the date of Closing.

 (e)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(f)           As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(c) hereof.

(g)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

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8.	Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(f)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           That the Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial

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condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That the Acquired Fund, before the date of Closing shall have declared on or prior to the Valuation Date to the shareholders of Acquired Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Date; and (ii) any such investment company taxable income and net capital gains for its taxable year ended prior to the date of Closing to the extent not otherwise already distributed;

(e)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(f)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund to be issued in accordance with Section 1 hereof under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund to be issued in accordance with Section 1 hereof under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional

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shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Acquired Fund or the
Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein.

(g)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

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(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(j)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

(k)           If requested by the Acquiring Fund, the Acquired Fund shall have delivered to the Acquiring Fund (i) a statement of the Acquired Fund’s Assets, together with a list of portfolio securities of the Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust, (ii) the Acquired Fund Shareholder Documentation, and (iii) if applicable, the ASC 740 Workpapers.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors (other than brokerage costs).

10

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2016, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)           The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.	Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.	Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)           The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or

11

settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.	Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

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16.	Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Emerging Markets Fund and NVIT Developing Markets Fund

By  _____________________________________________
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By _____________________________________________
Michael S. Spangler, President

13

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the NVIT Developing Market Fund’s and NVIT Emerging Markets Fund’s financial performance for the past five fiscal years and are included in each Fund’s prospectus, which are each incorporated herein by reference. This information has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the each Fund’s Annual Report, dated December 31, 2015.

The tables below set forth financial data for one share of beneficial interest outstanding throughout each period presented.

1

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions					Ratios/Supplemental Data				
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover
Class II Shares														
Year Ended December 31, 2015(b)	$5.83	0.07	(1.02)	(0.95)	(0.06)	–	(0.06)	$4.82	(16.32%)	$ 45,668,364	1.37%	1.32%	1.48%	106.85%
Year Ended December 31, 2014(b)	$6.24	0.05	(0.41)	(0.36)	(0.05)	–	(0.05)	$5.83	(5.85%)	$ 62,806,436	1.63%	0.78%	1.69%	86.13%
Year Ended December 31, 2013(b)	$6.30	0.06	(0.06)	–	(0.06)	–	(0.06)	$6.24	0.03%	$ 83,826,561	1.61%	0.98%	1.66%	79.72%
Year Ended December 31, 2012(b)	$5.40	0.06	0.85	0.91	(0.01)	–	(0.01)	$6.30	16.78%	$103,207,738	1.59%	0.97%	1.64%	79.73%
Year Ended December 31, 2011(b)	$6.98	0.05	(1.61)	(1.56)	(0.01)	(0.01)	(0.02)	$5.40	(22.40%)	$103,846,479	1.61%	0.76%	1.62%	118.92%

Amounts designated as "–" are zero or have been rounded to zero.

(a) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Per share calculations were performed using average shares method.

2

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions					Ratios/Supplemental Data				
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares														
Year Ended December 31, 2015 (e)	$11.01	0.15	(1.91)	(1.76)	(0.09)	(0.09)	–	$ 9.16	(15.99%)	$53,435,999	1.20%	1.45%	1.25%	109.50%
Year Ended December 31, 2014 (e)	$11.80	0.18	(0.82)	(0.64)	(0.15)	(0.15)	–	$11.01	(5.51%)	$69,228,499	1.20%	1.56%	1.25%	83.05%
Year Ended December 31, 2013 (e)	$11.86	0.16	(0.08)	0.08	(0.14)	(0.14)	–	$11.80	0.66%(f)	$15,371,041	1.19%	1.37%	1.25%	78.72%
Year Ended December 31, 2012 (e)	$10.16	0.15	1.61	1.76	(0.06)	(0.06)	–	$11.86	17.22%	$20,901,248	1.20%	1.38%	1.25%	68.20%
Year Ended December 31, 2011 (e)	$13.19	0.13	(3.08)	(2.95)	(0.08)	(0.08)	–	$10.16	(22.37%)	$19,667,663	1.22%	1.07%	1.23%	119.54%
Class II Shares														
Year Ended December 31, 2015 (e)	$10.86	0.12	(1.88)	(1.76)	(0.05)	(0.05)	–	$ 9.05	(16.23%)	$52,596,042	1.49%	1.21%	1.54%	109.50%
Year Ended December 31, 2014 (e)	$11.66	0.16	(0.81)	(0.65)	(0.15)	(0.15)	–	$10.86	(5.73%)	$61,818,215	1.45%	1.37%	1.50%	83.05%
Year Ended December 31, 2013 (e)	$11.72	0.13	(0.08)	0.05	(0.11)	(0.11)	–	$11.66	0.43%	$ 1,233,167	1.44%	1.15%	1.50%	78.72%
Year Ended December 31, 2012 (e)	$10.04	0.12	1.59	1.71	(0.03)	(0.03)	–	$11.72	16.99%	$ 1,442,757	1.45%	1.12%	1.50%	68.20%
Year Ended December 31, 2011 (e)	$13.04	0.11	(3.05)	(2.94)	(0.06)	(0.06)	–	$10.04	(22.60%)	$ 1,699,906	1.48%	0.90%	1.49%	119.54%
Class Y Shares														
Year Ended December 31, 2015 (e)	$11.02	0.16	(1.91)	(1.75)	(0.12)	(0.12)	–	$ 9.15	(15.90%)	$ 151,401	1.08%	1.58%	1.13%	109.50%
Period Ended December 31, 2014 (e)(g)	$11.42	0.13	(0.43)	(0.30)	(0.10)	(0.10)	–	$11.02	(2.72%)	$ 85,126	1.06%	1.62%	1.11%	83.05%

Amounts designated as "–" are zero or have been rounded to zero.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e) Per share calculations were performed using average shares method.

(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g) For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

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PART B
STATEMENT OF ADDITIONAL INFORMATION
__________, 2016

NATIONWIDE VARIABLE INSURANCE TRUST
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920
www.nationwide.com/mutualfunds

NVIT Developing Markets Fund

This Statement of Additional Information (“SAI”) relates to the ___________, 2016 Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes a reorganization (the “Transaction”) of the NVIT Developing Markets Fund (the “Target Fund”) into the NVIT Emerging Markets Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Variable Insurance Trust (the “Trust”).  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Fund	Acquiring Fund
NVIT Developing Markets Fund	NVIT Emerging Markets Fund
Class II shares	Class D shares

This SAI, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement relating specifically to the Transaction.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transaction will occur in accordance with the terms of the Plan of Reorganization.

1

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
PRO FORMA FINANCIAL INFORMATION	3

2

GENERAL INFORMATION

This SAI relates to: (i) the acquisition by the Acquiring Fund of substantially all of the property and assets of the Target Fund, in exchange solely for newly created Class D shares of the Acquiring Fund; (ii) the pro rata distribution of Class D shares of the Acquiring Fund to the shareholders of the Target Fund holding Class II shares of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund, all upon and subject to the terms and conditions of the Plan.  To the extent that the liabilities of the Target Fund are not discharged on or prior to the last business day prior to the closing date, the Acquiring Fund will assume the liabilities of the Target Fund. The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around [August 8, 2016].  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated April 29, 2016, as supplemented and amended to date, with respect to the Target Fund (previously filed on EDGAR, Accession No. 0001193125-16-549828).

2.
The audited financial statements and related report of the independent registered accounting firm included in the Target Fund’s Annual Report to Shareholders for the reporting period ended December 31, 2015 (previously filed on EDGAR, Accession No. 0001193125-16-481031). No other parts of the Annual Report are incorporated herein by reference.

3.	Statement of Additional Information dated April 29, 2016, as supplemented and amended to date, with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-16-549828).

4.
The audited financial statements and related report of the independent registered accounting firm included in the Acquiring Fund’s Annual Report to Shareholders for the reporting period ended December 31, 2015 (previously filed on EDGAR, Accession No. 0001193125-16-481031).  No other parts of the Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

The financial highlight tables are intended to help you understand the financial performance of the Target Fund and the Acquiring Fund for the past five fiscal years and are included in the Acquiring Fund’s prospectus and Target Fund’s prospectus, as applicable, which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Prospectus/Information Statement.  The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Transaction had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended December 31, 2015.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Transaction

The unaudited pro forma information for the twelve-month period ended December 31, 2015, has been prepared to give effect to the proposed Transaction pursuant to the Plan as if it had been consummated on January 1, 2015.

Basis of Pro Forma Financial Information

On March 9, 2016, the Board approved the Plan by which the Target Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the Acquiring Fund will assume all of the liabilities of the Target Fund that are not discharged on or prior to the last business day prior to the closing date.  Target Fund shareholders will receive the class of Acquiring Fund Shares indicated in Table 1 below.  The

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Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Target Fund, as determined pursuant to the terms of the Plan.  All Acquiring Fund Shares delivered to the Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed.  Immediately following the transfer, the Acquiring Fund Shares received by the Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Acquiring Fund will be the accounting survivor of the Transaction for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Acquiring Fund Shares
Class II	Class D

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of December 31, 2015

The table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Transaction was completed as of December 31, 2015.

Target Fund Net Assets	Acquiring Fund Net Assets	Pro Forma Combined Net Assets after Transaction with Target Fund
$45,668,364	$106,183,442	$151,851,806

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined funds as if the Transaction had taken place on January 1, 2015.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (Decrease) in Expense in Dollars	Increase (Decrease) in Expense in Basis Points
Advisory Fees	-	0.00%
Accounting, Custody and Administration Fees1	$(83,254)	(0.05)%
Transfer and Disbursing Agent Fees	-	0.00%
Professional Fees2	$(52,079)	(0.03)%
Trustee Fees	-	0.00%
Distribution and/or Service Fees – Class II	-	0.00%
Distribution and/or Service Fees – Class D	-	0.00%
Miscellaneous Fees3	$(18,038)	(0.01)%
Fee Waiver/Reimbursements4	$(34,387)	(0.02)%
1	Administration fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody and fund administration agreements.
2	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
3	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.
4
During the twelve-month period ended December 31, 2015, NFA has agreed to limit operating expenses of the Acquiring Fund and the Target Fund in order to limit each Fund’s average expenses for the year.  The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the expense limitation agreement in effect during the period.

4

Accounting Policy

No significant accounting policies will change as a result of the Transaction, specifically, policies regarding the valuation of portfolio securities and the intent to elect and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Transaction Costs

The cost of the Transaction, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the Transaction as well as the transition costs associated with the Transaction (but excluding brokerage costs) , will be borne by NFA. Brokerage costs incurred in the repositioning of portfolio securities of the Target Fund will be paid by the Acquiring Fund following the merger, which ultimately are paid by all shareholders of the Acquiring Fund after the Transaction, including former shareholders of the Target Fund that receive Acquiring Fund shares.

Capital Loss Carryforwards

The total capital loss carryforwards of the Target Fund and the Acquiring Fund and the approximate annual limitation on the use, post-closing, of the Acquiring Fund’s total capital loss carryforwards following the Transaction are as follows:

Capital Loss Carryforwards	Target Fund	Acquiring Fund
Expiring in 2017	$38,414,766*	$14,188,784
No Expiration	$10,815,845	$15,087,372
Annual Limitation	$1,155,410	n/a
* Based on current information, the Target Fund does not anticipate realizing any benefit from the capital loss carryforwards listed as expiring in 2017 because (1) the Target Fund has net unrealized depreciation in value of investments, (2) the Target Fund must utilize the $10.8 million of capital loss carryforwards prior to utilizing the $38.4 million of capital loss carryforwards, and (3) the Transaction will result in the earlier expiration of the capital loss carryforwards since the Transaction causes the Target Fund’s tax year to close early in the year of the Transaction.

5

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Variable Insurance Trust (the “Trust” or “NVIT”), a Delaware Statutory Trust, previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(i)
Amending Resolutions dated December 14, 2010, to the Amended Declaration, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on April 15, 2011, is hereby incorporated by reference.

(ii)
Amending Resolutions dated September 6, 2012, to the Amended Declaration, previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on December 21, 2012, is hereby incorporated by reference.

(iii)	Amending Resolutions dated December 11, 2012, to the Amended Declaration, previously filed as Exhibit EX-28.a.3 with the Trust’s

1

registration statement on April 26, 2013, is hereby incorporated by reference.

(iv)
Amending Resolutions dated September 9, 2013, to the Amended Declaration, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on April 18, 2014, is hereby incorporated by reference.

(v)
Amending Resolutions dated December 11, 2013, to the Amended Declaration, previously filed as Exhibit EX-28.a.5 with the Trust’s registration statement on April 18, 2014, is hereby incorporated by reference.

(2)           Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-23.b with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization of the Registrant, on behalf of its series’ the NVIT Emerging Markets Fund and the NVIT Developing Markets Fund, is included as Exhibit A to the Combined Prospectus/Information Statement, as filed.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Articles II and VII of the Amended Bylaws, incorporated by reference to Exhibits (a) and (b), respectively, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A, to the Investment Advisory Agreement, effective May 1, 2007, as amended May 1, 2016, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(b)	Subadvisory Agreements

2

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, dated May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit 23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)
Exhibit A, effective May 1, 2007, as amended December 2, 2009, to the Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, previously filed as Exhibit EX-28.d.2.b.i with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(ii)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc., effective May 1, 2007, as amended April 30, 2010, previously filed as Exhibit EX-28.d.2.c with the Trust’s registration statement on April 30, 2010, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc., dated May 1, 2007, previously filed as Exhibit 23.d.2.g with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Exhibit A, effective May 1, 2007, as amended July 8, 2011, to the Subadvisory Agreement among  the Trust, NFA and J.P. Morgan Investment Management, Inc., previously filed as Exhibit EX-28.d.2.c.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc., dated March 27, 2013, previously filed as Exhibit EX-28.d.2.d with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(v)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A, effective May 1, 2007, as amended May 1, 2013, to the Subadvisory Agreement among the Trust, NFA, and BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.d.2.e.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC, dated December 11, 2013, previously filed as Exhibit EX-28.d.2.f. with the Trust’s registration statement on April 18, 2014, is hereby incorporated by reference.

(vii)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC, dated May 4, 2009, previously filed as Exhibit EX-

3

23.d.2.o with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)
Exhibit A, effective May 4, 2009, amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC, previously filed as Exhibit EX-28.d.2.i.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Fixed Income LLC, dated May 4, 2009, previously filed as Exhibit EX-23.d.2.p with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)
Amendment to the Subadvisory Agreement, dated September 9, 2013, among the Trust, NFA and Neuberger Berman Fixed Income LLC, previously filed as Exhibit EX-28.d.2.h.i with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit 23.d.2.s with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Exhibit A, effective March 24, 2008, as amended July 1, 2011, to the Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(x)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., effective March 24, 2008, as amended June 1, 2010, previously filed as Exhibit EX-28.d.2.o with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A, effective March 28, 2008, as amended March 18, 2011, to the Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., previously filed as Exhibit EX-28.d.2.n.i with the Trust’s registration statement on April 28, 2011, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(1)
Exhibit A, effective March 11, 2010, as amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.2.n.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

4

(xii)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24, 2008, previously filed as Exhibit 23.d.2.x with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A, effective March 24, 2008, as amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.d.2.p.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit 23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A, effective March 24, 2008, as amended March 20, 2013, to the Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, previously filed as Exhibit EX-28.d.2.r.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc., dated October 1, 2008, previously filed as Exhibit 23.d.2.ee with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(1)
Exhibit A, effective October 1, 2008, as amended July 11, 2011, to the Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc., previously filed as Exhibit EX-28.d.2.t.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P., dated June 16, 2010, previously filed as Exhibit 28.d.2.y with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A, effective June 16, 2010, as amended April 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P., previously filed as Exhibit EX-28.d.2.u.i with the Trust’s registration statement on April 24, 2012, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and Templeton Investment Counsel, LLC, dated March 24, 2009, previously filed as Exhibit 23.d.2.ee with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and Winslow Capital Management, LLC, dated October 1, 2014, previously as Exhibit EX-28.d.2.s with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)	Exhibit A, effective October 1, 2014, as amended May 1, 2015 to the Subadvisory Agreement among the Trust, NFA and

5

Winslow Capital Management LLC, previously filed as Exhibit EX-28.d.q.1 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, NFA and The Boston Company Asset Management LLC, dated June 25, 2010, previously filed as Exhibit EX-28.d.2.dd with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A, effective June 25, 2010, as amended September 21, 2011, to the Subadvisory Agreement among the Trust, NFA and The Boston Company Asset Management LLC, previously filed as Exhibit EX-28.d.2.y.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 20, 2012, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and Massachusetts Financial Services Company, dated April 2, 2012, previously filed as Exhibit EX-28.d.2.ab with the Trust’s registration statement on April 24, 2012, is hereby incorporated by reference.

(1)
Exhibit A, amended May 1, 2015, to the Subadvisory Agreement among  the Trust, NFA and Massachusetts Financial Services Company, previously filed  as Exhibit EX-28.2.u.1 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, NFA and LWI Financial Inc., dated January 7, 2013, previously filed as Exhibit EX-28.d.2.cc with the Trust’s registration statement on February 11, 2013, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and Brookfield Investment Management, Inc., dated April 1, 2013, previously filed as Exhibit EX-28.d.2.dd with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, NFA and HighMark Capital Management, Inc., dated April 1, 2013, previously filed as Exhibit EX-28.d.2.z with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Exhibit A, effective December 10, 2015, to the Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, previously filed as Exhibit EX-16.6.b.xxiv.1 with the Trust’s registration statement on Form

6

N-14 on December 22, 2015, and is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12, 2013, previously filed as Exhibit EX-28.d.2.bb with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(xxvi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, effective September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B, effective May 1, 2015, to Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xxvii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxviii)
Subadvisory Agreement among the Trust, NFA and Smith Asset Management Group L.P., effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxviii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxix)
Subadvisory Agreement among the Trust, NFA and Boston Advisors, LLC, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxix with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxx)
Subadvisory Agreement among the Trust, NFA and Standard Life Investments (Corporate Funds) Limited, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxxi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(i)
Exhibit A, effective January 1, 2008, as amended May 1, 2013, to the Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statementon January 17, 2014, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

7

(a)
Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit 99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended May 1, 2015, between the Trust and NFD, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank, previously filed as Exhibit 23.g.2 with the Trust’s registration statement on April 28, 2003, assigned to the Trust, is hereby incorporated by reference.

(i)	Amendment to the Global Custody Agreement dated March 11, 2011, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on April 28, 2011, is hereby incorporated by reference.

(ii)
Amendment to the Global Custody Agreement dated January 12, 2006, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.1.b with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(b)	Waiver to the Global Custody Agreement dated May 2, 2005, previously filed as Exhibit EX-28.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

(c)
Rider to the Global Custody Agreement Cash Trade Execution Product previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(e)
Amendment to the Global Custody Agreement dated December 10, 2015, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-16.9.a.iii to the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

8

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended May 1, 2015, previously filed as Exhibit EX-28.m.1 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan effective May 1, 2007, as amended May 1, 2016, previously filed as Exhibit EX-28.n.1 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)	Administrative Services Plan effective December 10, 2015, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(c)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Amendment to the Expense Limitation Agreement effective December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(2)
Exhibit A to the Expense Limitation Agreement effective May 1, 2007, as amended  May 1, 2016, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration on April 21, 2016, is hereby incorporated by reference.

9

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s titles, rights, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement dated May 1, 2007, by and among the Trust, NFA, NFD, Nationwide Financial Services, Inc., American Funds Insurance Series and Capital Research and Management Company, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC (“NFM”), dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-99.h.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between the Trust and NFM, effective May 1, 2016, relating to the Feeder Funds previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(i)
12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(j)
12b-1 Fee Waiver Agreement between the Trust and NFD, relating to the American Century NVIT Multi Cap Value Fund, which is a series of the Trust, effective May 1, 2016, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement dated January 7, 2013 by, and among the Trust, on behalf of the Loring Ward Capital Appreciation Fund and the Loring Ward Moderate Fund, NFA, DFA Investment Dimensions Group Inc., on behalf of certain series of its trust, and Dimensional Fund Advisors LP, previously filed as Exhibit EX.23.h.18 with the Trust’s registration statement on February 11, 2013, is hereby incorporated by reference.

(l)
Fund Participation Agreement dated May 2, 2005, by and among  NFA, NFD, and Nationwide Financial Services, Inc. (“NFS”), previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

10

(1)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(m)
12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, which are series of the Trust. Previously filed as Exhibit EX-28.h.13 with the Trust’s registration in April 21, 2016 is hereby incorporated by reference.

(n)
Participation Agreement dated September 10, 2014, among the Trust, iShares Trust, iShares U.S. ETF Trust and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Fund of Funds Participation Agreement dated September 10, 2014,  among the Trust, NFA, Wisdom Tree Trust and Wisdom Tree Asset Management, Inc., relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Purchasing Fund Agreement dated September 10, 2014, among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(q)
Investing Fund Agreement dated September 10, 2014, between the Trust and Market Vectors EFT Trust, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(r)
12(d)(1) Investing Agreement dated October 31, 2014, between the Trust and Vanguard Trusts, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration on February 12, 2015, is hereby incorporated by reference.

(s)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(t)
Fee Waiver Agreement between the Trust and NFA, relating to the NVIT Developing Markets Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Value Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT

11

Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and NVIT Real Estate Fund, which are series of the Trust, effective May 1, 2016, previously filed as Exhibit EX-28.h.20 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(u)
Expense Limitation Agreement effective May 1, 2015, between the Trust and NFA, relating to the BlackRock NVIT Managed Global Allocation Fund, a series of the Trust, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(v)
Fee Waiver Agreement between the Trust and NFA, effective May 1, 2016 relating to the BlackRock NVIT Managed Global Allocation Fund, a series of the Trust,  previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 21, 2016, is hereby incorporate by reference.

(w)
12b-1 Fee Waiver Agreement between the Trust and NFD, effective  May 1, 2016, relating to the BlackRock NVIT Managed Global Allocation Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.23 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(x)
Form of Fund of Funds Participation Agreement, by and among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, which is a series of the Trust, NFA, BlackRock Variable Series Fund, Inc., on behalf of certain series of its trust and BlackRock Advisors, LLC, previously filed at Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(y)
Fee Waiver Agreement between the Trust and NFA, effective December 10, 2015, relating to the NVIT Growth Fund, NVIT Large Cap Growth Fund, NVIT Multi-Manager Small Company Fund and NVIT Multi-Manager Large Cap Growth Fund, each a series of the Trust, previously filed as Exhibit EX-16.13.y with the Trust’s registration statement on N-14 on December 22, 2105, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, effective May 1, 2016, relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(aa)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated April 1, 2016, relating to the NVIT Money Market Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

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(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney are filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for NFA and the Trust dated December 11, 2013, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(b)	Code of Ethics dated May 18, 2007 for NFD, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(c)
Code of Ethics dated  June 29, 2015 for JPMorgan Investment Management, Inc., previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(d)
Code of Business Conduct & Ethics dated June 5, 2013 for BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 18, 2014, is hereby incorporated by reference.

(e)
Code of Ethics effective January  2013 for Neuberger Group LLC, Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(f)
Code of Ethics dated March 1, 2011 for Morgan Stanley Investment Management Inc., previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 15, 2011, is hereby incorporated by reference.

(g)
Code of Ethics effective January 1, 2016 for American Century Investment Management, Inc., previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(h)
Code of Ethics dated October 2015 for Epoch Investment Partners, Inc., previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(i)
Code of Ethics dated March 2011 for the American Funds and The Capital Group Companies, Inc., previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on April 15, 2011, is hereby incorporated by reference.

(j)
Code of Ethics dated November 2015 for Putnam Investment Management, LLC, previously filed as Exhibit EX-28.p.11 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(k)
Code of Ethics dated December 8, 2014 for Wells Capital Management Inc.,  previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

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(l)	Code of Ethics dated January 1, 2010, for Invesco Advisers, Inc., previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(m)
Code of Ethics dated June 1, 2011 for Nationwide Asset Management, LLC, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement, on April 21, 2015, is hereby incorporated by reference.

(n)
Code of Ethics dated August 2014 for Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(o)
Code of Ethics dated January 1, 2015 for Wellington Management Company, LLP, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(p)
Code of Ethics dated as of June 1, 2015 for OppenheimerFunds, Inc., previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(q)
Code of Ethics dated May 1, 2010 for Templeton Investment Counsel, LLC, previously filed as Exhibit EX-28.p.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(r)
Code of Ethics effective July 2014 for Logan Circle Partners, L.P., previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(s)
Code of Ethics dated April 2014 for Nuveen Investments (Winslow Capital Management, LLC), previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(i)
Winslow Capital Management, LLC supplement to Nuveen Investments’ Code of Ethics, previously filed as Exhibit EX-28.p.20.i with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(t)
Code of Ethics for The Boston Company Asset Management LLC revised November 2012, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(u)
Code of Ethics for Massachusetts Financial Services Company dated March 27, 2012, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on April 24, 2012, is hereby incorporated by reference.

(v)	Code of Ethics for Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

(w)
Code of Ethics for LWI Financial Inc., revised as of March 21, 2013, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on April 18, 2014, is hereby incorporated by reference.

(x)
Code of Ethics for Brookfield Investment Management Inc., dated January 10, 2012, previously filed as Exhibit EX-28.p.31 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

14

(y)
Code of Ethics for HighMark Capital Management Inc., dated September 15, 2014, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(z)	Code of Ethics for Lazard Asset Management LLC, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(aa)
Code of Ethics for WEDGE Capital Management L.L.P, revised March 2014, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(bb)
Code of Ethics for Jacobs Levy Equity Management, Inc., previously filed as Exhibit EX-16.17.bb with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(cc)
Code of Ethics for Smith Asset Management Group L.P. dated October 2014, previously filed as Exhibit EX-16.17.cc with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(dd)
Global Code of Conduct for Standard Life Investments (Corporate Funds Limited), previously filed as Exhibit EX-28.p.31 with the Trust’s registration statement on April 21, 2016, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 3rd day of May, 2016.

NATIONWIDE VARIABLE INSURANCE TRUST

BY: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief Executive Officer and
Principal Executive Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer, Principal Financial Officer and
Vice President

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/Allan J. Oster
          Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney for Officers and Trustees	EX-16.16.a